Summary of Significant Accounting Policies (Details) - Schedule of Property, Plant and Equipment to its Residual Value Over its Estimated Useful Life	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2023
Plant and building [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment to its Residual Value Over its Estimated Useful Life [Abstract]
Estimated useful life of property, plant and equipment	6 years	6 years
Plant and building [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment to its Residual Value Over its Estimated Useful Life [Abstract]
Estimated useful life of property, plant and equipment	20 years	20 years
Machinery and Equipment [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment to its Residual Value Over its Estimated Useful Life [Abstract]
Estimated useful life of property, plant and equipment	5 years	5 years
Machinery and Equipment [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment to its Residual Value Over its Estimated Useful Life [Abstract]
Estimated useful life of property, plant and equipment	10 years	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment to its Residual Value Over its Estimated Useful Life [Abstract]
Estimated useful life of property, plant and equipment	3 years	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment to its Residual Value Over its Estimated Useful Life [Abstract]
Estimated useful life of property, plant and equipment	7 years	7 years
Motor vehicle [Member] | Minimum [Member]
Schedule of Property, Plant and Equipment to its Residual Value Over its Estimated Useful Life [Abstract]
Estimated useful life of property, plant and equipment	4 years
Motor vehicle [Member] | Maximum [Member]
Schedule of Property, Plant and Equipment to its Residual Value Over its Estimated Useful Life [Abstract]
Estimated useful life of property, plant and equipment	5 years
Leasehold improvement [Member]
Schedule of Property, Plant and Equipment to its Residual Value Over its Estimated Useful Life [Abstract]
Leasehold improvement	Lesser of the lease term or life of assets